Assets and Liabilities Held for Sale and Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Assets And Liabilities Held For Sale And Discontinued Operations [Abstract]
Summary of Assets, Liabilities and Other Comprehensive Income Pertaining to Disposal Group and Classified as Held for Sale

The major classes of assets, liabilities and accumulated other comprehensive income pertaining to the disposal group and classified as held for sale are as follows:

Accounts receivable	$1,503
Inventories	4,571
Prepaids	322
Other long-term assets	50
Capital assets	9,303
Intangible assets	8,657
Right-of-use assets	3,864
Total assets of disposal group held for sale	28,270

Accounts payable and accrued liabilities	3,151
Current portion of lease liabilities	989
Long-term portion of lease liabilities	3,955
Total liabilities of disposal group held for sale	8,095

Summary of Results and Cash Flows from Discontinued Operations

The net loss from the discontinued operations for the quarters and six months ended June 30, 2021 and 2020 are follows:

	Quarter ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Plasma-derived therapeutics segment:
Revenues	$423	$504	$949	$1,405

Expenses
Cost of sales and other production expenses	750	468	1,456	1,104
Research and development expenses 1)	27,992	11,806	32,355	24,824
Administration expenses	1,095	1,348	2,190	2,943
Gain on foreign exchange	(4)	(27)	(138)	(1)
Finance costs	823	1,565	2,166	2,958
Gain on extinguishment of liabilities	—	—	—	(79)
Current income taxes	1	3	1	3
Loss from discontinued operations, net of income taxes	$(30,234)	$(14,659)	$(37,081)	$(30,347)
1)	The cost of an onerous contract (note 8) is included in research and development expenses for the quarter and six months ended June 30, 2021.

The cash flows from discontinued operations for the quarters and six months ended June 30, 2021 and 2020 are as follows:

	June 30, 2021	June 30, 2020
Bioseparations activities
Cash flows from investing activities	$—	$388
Cash generated during the period	$—	$388

Plasma-derived therapeutic activities
Cash flows from in operating activities 1)	$4,734	$5,265
Cash flows used in financing activities	(3,469)	(3,192)
Cash flows from (used) in investing activities	20,250	(222)
Net effect of currency exchange rate on cash	(31)	89
Cash flows generated during the period	$21,484	$1,940
Total cash flows generated from discontinued operations	$21,484	$2,328

1) When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal Biosciences Inc. to the discontinued operations, are included as part of the operating activities cash flows.

Summary of Gain on Sale of Subsidiaries

The details of the gain on sale of subsidiaries during the quarter ended June 30, 2021 is provided in the table below.

Sale of plasma collection entities
Fair value of the consideration received and receivable	$12,826
Less:
Carrying amount of net assets sold	10,849
Transaction costs	204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	(44)
Gain on sale of plasma collection entities	1,817

Sale of Ryplazim entities
Fair value of proceeds received or receivable at June 30, 2021	9,084
Less:
Transaction costs	203
Gain on sale of Ryplazim entities recognized at June 30, 2021	8,881
Gain on sale of subsidiaries, net of income taxes $nil	$10,698

Summary of Carrying Amounts of Assets and Liabilities Sold

The carrying amounts of the assets and liabilities sold as part of the sale of the plasma collection centers are as follows:

Accounts receivable	$137
Inventories	8,441
Prepaids	21
Other long-term assets	54
Capital assets	2,376
Right-of-use assets	2,000
Intangible assets	1,092
Total assets	$14,121
Accounts payable and accrued liabilities	639
Deferred revenue	-
Current portion of lease liabilities	665
Long-term portion of lease liabilities	1,968
Total liabilities	$3,272
Net assets sold	$10,849